Derivative and Hedging Instruments (Details-2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Commodity Derivative Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts	$ 258	$ 405
Gross amounts offset in balance sheet	(258)	(405)
Collateral posted against derivative positions	0	0
Net amount presented in balance sheet	0	0
Purchased Power Agreement [Member]
Offsetting Liabilities [Line Items]
Gross amounts	67,730	72,590
Gross amounts offset in balance sheet	0	0
Collateral posted against derivative positions	0	0
Net amount presented in balance sheet	$ 67,730	$ 72,590